Business Combination, Goodwill and Intangible Assets - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Aggregate purchase price, net of cash acquired		$ 36,571,000	$ 0	$ 0
Intangible assets acquired, weighted-average useful life		10 years 9 months 18 days	8 years 7 months 6 days
Goodwill		$ 55,546,000	$ 58,180,000	51,136,000
Intangible Assets, Net (Including Goodwill) [Abstract]
Amortization expense		$ 19,957,000	21,368,000	21,940,000
Minimum
Intangible Assets, Net (Including Goodwill) [Abstract]
Estimated useful life		3 years
Maximum
Intangible Assets, Net (Including Goodwill) [Abstract]
Estimated useful life		15 years
Rubber
Business Combinations [Abstract]
Goodwill		$ 31,550,000	33,037,000	29,037,000
Intangible Assets, Net (Including Goodwill) [Abstract]
Impairment charged against goodwill			0	0
Specialty
Business Combinations [Abstract]
Goodwill		23,996,000	25,143,000	22,099,000
Intangible Assets, Net (Including Goodwill) [Abstract]
Impairment charged against goodwill			$ 0	$ 0
Société du Noir d'Acétylène de l'Aubette, SAS
Business Combinations [Abstract]
Acquisition of shares of acetylene carbon black manufacturer (as a percent)	100.00%
Aggregate purchase price, net of cash acquired	$ 36,784,000
Intangible assets acquired	$ 44,276,000
Intangible assets acquired, weighted-average useful life	15 years
Goodwill	$ 0
Revenue of acquiree since acquisition		1,200,000
Acquisition related costs (less than)		$ 200,000